Income Taxes (Schedule of Tax And Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income taxes [Abstract]
Losses for tax purposes	$ 40,080	$ 130,147